OTHER INCOME (EXPENSE), NET - Additional Information (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - NEDO agreement - USD ($)		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income Expense, Net [Line Items]
Proceeds received under the agreement	$ 0	$ 501,707	$ 926,929
Capital build liability to reflect contributions for charging stations constructed	0	0	340,648
Reduction in depreciation expense for chargers placed into service	20,540	125,360	501,439
Capital-build liability, unamortized costs		567,504	2,300,376
Other income (expense)
Other Income Expense, Net [Line Items]
Reimbursements for operating expenses		$ 522,496
Other income, related party
Other Income Expense, Net [Line Items]
Reimbursements for operating expenses	$ 26,813		$ 564,194